Share Capital (Details Narrative) - ILS (₪)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Apr. 12, 2021
Ordinary shares authorized		990,000,000	990,000,000
Preferred shares authorized		10,000,000	10,000,000
Proceed from investors through registration statement filed with sec	₪ 857,945
Convertible preferred stock, shares issued upon conversion		100
Menachem Shalom [Member]
Ordinary shares authorized				1,999,700
Preferred shares authorized				10,000,000
Aggregate purchase price of preferred shares				₪ 19,997